EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Shares Outstanding) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	9,670,000	22,555,000	56,475,000	77,593,333
Aggregate intrinsic value	$ 1,745,435
June 22, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,750,000
Aggregate intrinsic value	$ 315,875
October 3, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	7,920,000
Aggregate intrinsic value	$ 1,429,560